Prospectus Supplement	November 18, 2008

PUTNAM VT DISCOVERY GROWTH FUND Prospectuses dated April 30, 2008

Putnam Investment Management, LLC (“Putnam Management”), the fund’s investment manager, has recommended, and the fund’s board of trustees has approved, the merger of Putnam VT Discovery Growth Fund into Putnam VT New Opportunities Fund, an equity fund which seeks long-term growth of capital. The fund’s board of trustees believes this merger is in the best interests of VT Discovery Growth Fund shareholders for several reasons. VT Discovery Growth Fund’s shareholders will become investors in a fund with an identical investment objective and substantially similar investment policies and risk/return profiles. Both funds invest mainly in common stocks of U.S. companies, with a focus on growth stocks. In addition, VT Discovery Growth Fund’s shareholders are expected to benefit from a lower expense ratio resulting from the larger asset base of the combined fund.

Putnam Management believes that simplifying its equity fund lineup, while still offering breadth and depth across asset classes, will make it easier for shareholders to differentiate funds and may increase the combined fund’s prospects for increased sales and economies of scale. In addition, Putnam Management believes that allowing portfolio managers to focus on fewer funds represents the most effective use of investment resources and creates an environment with the best opportunity for successful long-term investing on behalf of shareholders.

Subject to a number of conditions, the merger currently is expected to occur over the next approximately 30 to 60 days, but no later than March 31, 2009. The merger will be effected at the relative net asset values of the funds as of the close of business on the business day immediately before the merger. Shares of each class of VT Discovery Growth Fund will, in effect, be converted into shares of the same class of VT New Opportunities Fund with the same aggregate net asset value. The merger is expected to be tax-free to shareholders of VT Discovery Growth Fund.

To align the portfolios of VT Discovery Growth Fund and VT New Opportunities Fund, Putnam Management expects to sell certain of VT Discovery Growth Fund’s portfolio securities before the merger. These transactions will result in brokerage commissions and other transaction costs.

VT Discovery Growth Fund will be closed to new accounts, and to the extent practicable, new investments in existing accounts (such closures are currently expected to occur on or about December 12, 2008). For more information about VT New Opportunities Fund, please visit the Individual Investors’ section of www.putnam.com or call 1-800-225-1581 for a prospectus.

Please see below for discussion of the fund’s new portfolio manager, who is also the portfolio manager of VT New Opportunities Fund.

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Portfolio Manager Changes

The section Who oversees and manages the funds? is supplemented to reflect that Gerald Moore now is the sole officer of Putnam Management primarily responsible for the day-to-day management of the fund’s portfolio. Mr. Moore was appointed portfolio manager of the fund in November 2008. From 1997 to the present, he has been employed by Putnam Management, currently as a Senior Portfolio Manager and previously as a Portfolio Manager.

The sub-section Investment management teams, applicable to Putnam VT Discovery Growth Fund, is deleted in its entirety. The sub-section Compensation of investment professionals, applicable to Putnam VT Discovery Growth Fund, is replaced in its entirety by the following:

Compensation of portfolio managers. Putnam’s goal for our products and investors is to deliver top quartile or better performance over a rolling 3-year period versus peers on a pre-tax basis. For this fund, the peer group Putnam compares fund performance against is the Lipper Variable Products (Underlying Funds)—Multi-Cap Growth Funds Category. Each portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on whether the portfolio manager’s performance is higher or lower than the top quartile, subject to a maximum increase of 50%, for a portfolio manager who outperforms at least 90% of his or her peer group, and a maximum decrease of 100%, for a portfolio manager who outperforms less than 25% of his or her peer group. For example, the target of a portfolio manager who outperforms 50% of his or her peer group would decrease 50%. Investment performance of a portfolio manager is asset-weighted across the products he or she manages.

Portfolio manager incentive compensation targets are also adjusted for company performance/economics. Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance and qualitative performance factors. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

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Prospectus Supplement	November 18, 2008

PUTNAM VT OTC & EMERGING GROWTH FUND Prospectuses dated April 30, 2008

Putnam Investment Management, LLC (“Putnam Management”), the fund’s investment manager, has recommended, and the fund’s board of trustees has approved, the merger of Putnam VT OTC & Emerging Growth Fund into Putnam VT Vista Fund, an equity fund which seeks capital appreciation. The fund’s board of trustees believes this merger is in the best interests of VT OTC & Emerging Growth Fund shareholders for several reasons. VT OTC & Emerging Growth Fund’s shareholders will become investors in a fund with an identical investment objective and substantially similar investment policies and risk/return profiles. Both funds invest mainly in common stocks of U.S. companies, with a focus on growth stocks. In addition, VT OTC & Emerging Growth Fund’s shareholders are expected to benefit from a lower expense ratio resulting from the larger asset base of the combined fund.

Putnam Management believes that simplifying its equity fund lineup, while still offering breadth and depth across asset classes, will make it easier for shareholders to differentiate funds and may increase the combined fund’s prospects for increased sales and economies of scale. In addition, Putnam Management believes that allowing portfolio managers to focus on fewer funds represents the most effective use of investment resources and creates an environment with the best opportunity for successful long-term investing on behalf of shareholders.

Subject to a number of conditions, the merger currently is expected to occur over the next approximately 30 to 60 days, but no later than March 31, 2009. The merger will be effected at the relative net asset values of the funds as of the close of business on the business day immediately before the merger. Shares of each class of VT OTC & Emerging Growth Fund will, in effect, be converted into shares of the same class of VT Vista Fund with the same aggregate net asset value. The merger is expected to be tax-free to shareholders of VT OTC & Emerging Growth Fund.

To align the portfolios of VT OTC & Emerging Growth Fund and VT Vista Fund, Putnam Management expects to sell certain of VT OTC & Emerging Growth Fund’s portfolio securities before the merger. These transactions will result in brokerage commissions and other transaction costs.

VT OTC & Emerging Growth Fund will be closed to new accounts, and to the extent practicable, new investments in existing accounts (such closures are currently expected to occur on or about December 12, 2008). For more information about VT Vista Fund, please visit the Individual Investors’ section of www.putnam.com or call 1-800-225-1581 for a prospectus.

Please see below for discussion of the fund’s new portfolio manager, who is also the portfolio manager of VT Vista Fund.

* * *

Portfolio Manager Changes

The section Who oversees and manages the funds? is supplemented to reflect that Raymond Haddad now is the sole officer of Putnam Management primarily responsible for the day-to-day management of the fund’s portfolio. Positions held by Mr. Haddad over the past five years are set forth in the prospectus.

The sub-section Investment management teams, applicable to Putnam VT OTC & Emerging Growth Fund, is deleted, except for the tabular information regarding Mr. Haddad’s length of service and business experience during the past five years. The sub-section Compensation of investment professionals, applicable to Putnam VT OTC & Emerging Growth Fund, is replaced in its entirety by the following:

Compensation of portfolio managers. Putnam’s goal for our products and investors is to deliver top quartile or better performance over a rolling 3-year period versus peers on a pre-tax basis. For this fund, the peer group Putnam compares fund performance against is the Lipper Variable Products (Underlying Funds)—Mid-Cap Growth Funds Category. Each portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on whether the portfolio manager’s performance is higher or lower than the top quartile, subject to a maximum increase of 50%, for a portfolio manager who outperforms at least 90% of his or her peer group, and a maximum decrease of 100%, for a portfolio manager who outperforms less than 25% of his or her peer group. For example, the target of a portfolio manager who outperforms 50% of his or her peer group would decrease 50%. Investment performance of a portfolio manager is asset-weighted across the products he or she manages.

Portfolio manager incentive compensation targets are also adjusted for company performance/economics. Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance and qualitative performance factors. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

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Prospectus Supplement	November 18, 2008

PUTNAM VT CAPITAL APPRECIATION FUND Prospectuses dated April 30, 2008

Putnam Investment Management, LLC (“Putnam Management”), the fund’s investment manager, has recommended, and the fund’s board of trustees has approved, the merger of Putnam VT Capital Appreciation Fund into Putnam VT Investors Fund, an equity fund which seeks long-term growth of capital and any increased income that results from this growth. The fund’s board of trustees believes this merger is in the best interests of VT Capital Appreciation Fund shareholders for several reasons. VT Capital Appreciation Fund’s shareholders will become investors in a fund with substantially similar investment objectives, investment policies and risk/return profiles. Both funds invest in growth- and/or value-style stocks of U.S. companies with stock prices that reflect values lower than those which Putnam Management places on the companies. In addition, VT Capital Appreciation Fund’s shareholders are expected to benefit from a lower expense ratio resulting from the larger asset base of the combined fund.

Putnam Management believes that simplifying its equity fund lineup, while still offering breadth and depth across asset classes, will make it easier for shareholders to differentiate funds and may increase the combined fund’s prospects for increased sales and economies of scale. In addition, Putnam Management believes that allowing portfolio managers to focus on fewer funds represents the most effective use of investment resources and creates an environment with the best opportunity for successful long-term investing on behalf of shareholders.

Subject to a number of conditions, the merger currently is expected to occur over the next approximately 30 to 60 days, but no later than March 31, 2009. The merger will be effected at the relative net asset values of the funds as of the close of business on the business day immediately before the merger. Shares of each class of VT Capital Appreciation Fund will, in effect, be converted into shares of the same class of VT Investors Fund with the same aggregate net asset value. The merger is expected to be tax-free to shareholders of VT Capital Appreciation Fund.

To align the portfolios of VT Capital Appreciation Fund and VT Investors Fund, Putnam Management expects to sell certain of VT Capital Appreciation Fund’s portfolio securities before the merger. These transactions will result in brokerage commissions and other transaction costs.

VT Capital Appreciation Fund will be closed to new accounts, and to the extent practicable, new investments in existing accounts (such closures are currently expected to occur on or about December 12, 2008). For more information about VT Investors Fund, please visit the Individual Investors’ section of www.putnam.com or call 1-800-225-1581 for a prospectus.

Please see below for discussion of the fund’s new portfolio managers, who are also the portfolio managers of VT Investors Fund.

* * *

Portfolio Manager Changes

The section Who oversees and manages the funds? is supplemented to reflect that Gerard Sullivan and Robert Brookby now are the only officers of Putnam Management primarily responsible for the day-to-day management of the fund’s portfolio.

Mr. Sullivan was appointed a portfolio manager for the fund in July 2008. Since July 2008, he has been employed by Putnam Management as a Senior Portfolio Manager. From 2000 to 2008, he was employed by American Century Investments as a Lead Portfolio Manager.

Mr. Brookby was appointed a portfolio manager for the fund in September 2008. Since September 2008, he has been employed by Putnam Management as a Senior Portfolio Manager. From 2000 to 2008, he was employed by American Century Investments as a Portfolio Manager.

The sub-section Investment management teams, applicable to Putnam VT Capital Appreciation Fund, is deleted in its entirety. The sub-section Compensation of investment professionals, applicable to Putnam VT Capital Appreciation Fund, is replaced in its entirety by the following:

Compensation of portfolio managers. Putnam’s goal for our products and investors is to deliver top quartile or better performance over a rolling 3-year period versus peers on a pre-tax basis. For this fund, the peer group Putnam compares fund performance against is the Lipper Variable Products (Underlying Funds)—Multi-Cap Core Funds Category. Each portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on whether the portfolio manager’s performance is higher or lower than the top quartile, subject to a maximum increase of 50%, for a portfolio manager who outperforms at least 90% of his or her peer group, and a maximum decrease of 100%, for a portfolio manager who outperforms less than 25% of his or her peer group. For example, the target of a portfolio manager who outperforms 50% of his or her peer group would decrease 50%. Investment performance of a portfolio manager is asset-weighted across the products he or she manages.

Portfolio manager incentive compensation targets are also adjusted for company performance/economics. Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance and qualitative performance factors. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

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Prospectus Supplement	November 18, 2008

PUTNAM VT NEW VALUE FUND Prospectuses dated April 30, 2008

Putnam Investment Management, LLC (“Putnam Management”), the fund’s investment manager, has recommended, and the fund’s board of trustees has approved, the merger of Putnam VT New Value Fund into Putnam VT Equity Income Fund, an equity fund which seeks capital growth and current income. The fund’s board of trustees believes this merger is in the best interests of VT New Value Fund shareholders for several reasons. VT New Value Fund’s shareholders will become investors in a fund with substantially similar investment objectives, investment policies and risk/return profiles. Both funds invest mainly in common stocks of U.S. companies, with a focus on value stocks. In addition, VT New Value Fund’s shareholders are expected to benefit from a lower expense ratio resulting from the larger asset base of the combined fund.

Putnam Management believes that simplifying its equity fund lineup, while still offering breadth and depth across asset classes, will make it easier for shareholders to differentiate funds and may increase the combined fund’s prospects for increased sales and economies of scale. In addition, Putnam Management believes that allowing portfolio managers to focus on fewer funds represents the most effective use of investment resources and creates an environment with the best opportunity for successful long-term investing on behalf of shareholders.

Subject to a number of conditions, the merger currently is expected to occur over the next approximately 30 to 60 days, but no later than March 31, 2009. The merger will be effected at the relative net asset values of the funds as of the close of business on the business day immediately before the merger. Shares of each class of VT New Value Fund will, in effect, be converted into shares of the same class of VT Equity Income Fund with the same aggregate net asset value. The merger is expected to be tax-free to shareholders of VT New Value Fund.

To align the portfolios of VT New Value Fund and VT Equity Income Fund, Putnam Management expects to sell certain of VT New Value Fund’s portfolio securities before the merger. These transactions will result in brokerage commissions and other transaction costs.

VT New Value Fund will be closed to new accounts, and to the extent practicable, new investments in existing accounts (such closures are currently expected to occur on or about December 12, 2008). For more information about VT Equity Income Fund, please visit the Individual Investors’ section of www.putnam.com or call 1-800-225-1581 for a prospectus.

Please see below for discussion of the fund’s new portfolio manager, who is also the portfolio manager of VT Equity Income Fund.

* * *

Portfolio Manager Changes

The section Who oversees and manages the funds? is supplemented to reflect that Bartlett Geer now is the sole officer of Putnam Management primarily responsible for the day-to-day management of the fund’s portfolio. Mr. Geer was appointed portfolio manager of the fund in November 2008. From 2000 to the present, he has been employed by Putnam Management, currently as a Senior Portfolio Manager.

The sub-section Investment management teams, applicable to Putnam VT New Value Fund, is deleted in its entirety. The sub-section Compensation of investment professionals, applicable to Putnam VT New Value Fund, is replaced in its entirety by the following:

Compensation of portfolio managers. Putnam’s goal for our products and investors is to deliver top quartile or better performance over a rolling 3-year period versus peers on a pre-tax basis. For this fund, the peer group Putnam compares fund performance against is the Lipper Variable Products (Underlying Funds)—Multi-Cap Value Funds Category. Each portfolio manager is assigned an industry competitive incentive compensation target for achieving this goal. The target is based in part on the type and amount of assets the individual manages. The target increases or decreases depending on whether the portfolio manager’s performance is higher or lower than the top quartile, subject to a maximum increase of 50%, for a portfolio manager who outperforms at least 90% of his or her peer group, and a maximum decrease of 100%, for a portfolio manager who outperforms less than 25% of his or her peer group. For example, the target of a portfolio manager who outperforms 50% of his or her peer group would decrease 50%. Investment performance of a portfolio manager is asset-weighted across the products he or she manages.

Portfolio manager incentive compensation targets are also adjusted for company performance/economics. Actual incentive compensation may be greater or less than a portfolio manager’s target, as it takes into consideration team/group performance and qualitative performance factors. Incentive compensation includes a cash bonus and may also include grants of restricted stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

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